GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Schedule of Changes in the Carrying Amount of Goodwill by Reportable Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the carrying amount of goodwill
Balance as of beginning of period	$ 332.1	$ 320.8
Foreign currency translation adjustment	17.7	(3.6)
Goodwill acquired		14.9
Balance as of end of period	349.8	332.1
Office Segment
Changes in the carrying amount of goodwill
Balance as of beginning of period	54.3	39.1
Foreign currency translation adjustment	0.2	0.3
Goodwill acquired		14.9
Balance as of end of period	54.5	54.3
Lifestyle Segment
Changes in the carrying amount of goodwill
Balance as of beginning of period	277.8	281.7
Foreign currency translation adjustment	17.5	(3.9)
Goodwill acquired		0.0
Balance as of end of period	$ 295.3	$ 277.8